Fair values of assets acquired and liabilities assumed as of acquisition date (Details) ₩ in Millions	Dec. 31, 2019 KRW (₩)
Orange Life Insurance Co., Ltd.
Fair values of assets acquired and liabilities assumed as of acquisition date [Line Items]
Fair value of the identifiable net assets	₩ 2,932,259
Asia Trust Co., Ltd.
Fair values of assets acquired and liabilities assumed as of acquisition date [Line Items]
Fair value of the identifiable net assets	130,995
Shinhan Vietnam Finance Company Limited
Fair values of assets acquired and liabilities assumed as of acquisition date [Line Items]
Fair value of the identifiable net assets	63,042
Assets | Orange Life Insurance Co., Ltd.
Fair values of assets acquired and liabilities assumed as of acquisition date [Line Items]
Fair value of the identifiable net assets	33,222,025
Assets | Asia Trust Co., Ltd.
Fair values of assets acquired and liabilities assumed as of acquisition date [Line Items]
Fair value of the identifiable net assets	175,566
Assets | Shinhan Vietnam Finance Company Limited
Fair values of assets acquired and liabilities assumed as of acquisition date [Line Items]
Fair value of the identifiable net assets	293,403
Cash and due from banks at amortized cost | Orange Life Insurance Co., Ltd.
Fair values of assets acquired and liabilities assumed as of acquisition date [Line Items]
Fair value of the identifiable net assets	739,071
Cash and due from banks at amortized cost | Asia Trust Co., Ltd.
Fair values of assets acquired and liabilities assumed as of acquisition date [Line Items]
Fair value of the identifiable net assets	27,647
Cash and due from banks at amortized cost | Shinhan Vietnam Finance Company Limited
Fair values of assets acquired and liabilities assumed as of acquisition date [Line Items]
Fair value of the identifiable net assets	12,271
Financial assets at fair value through profit or loss | Orange Life Insurance Co., Ltd.
Fair values of assets acquired and liabilities assumed as of acquisition date [Line Items]
Fair value of the identifiable net assets	1,573,453
Financial assets at fair value through profit or loss | Asia Trust Co., Ltd.
Fair values of assets acquired and liabilities assumed as of acquisition date [Line Items]
Fair value of the identifiable net assets	53,477
Securities at fair value through other comprehensive income | Orange Life Insurance Co., Ltd.
Fair values of assets acquired and liabilities assumed as of acquisition date [Line Items]
Fair value of the identifiable net assets	11,111,395
Securities at amortized cost | Orange Life Insurance Co., Ltd.
Fair values of assets acquired and liabilities assumed as of acquisition date [Line Items]
Fair value of the identifiable net assets	11,273,999
Loans at amortized cost | Orange Life Insurance Co., Ltd.
Fair values of assets acquired and liabilities assumed as of acquisition date [Line Items]
Fair value of the identifiable net assets	2,588,588
Loans at amortized cost | Asia Trust Co., Ltd.
Fair values of assets acquired and liabilities assumed as of acquisition date [Line Items]
Fair value of the identifiable net assets	26,197
Loans at amortized cost | Shinhan Vietnam Finance Company Limited
Fair values of assets acquired and liabilities assumed as of acquisition date [Line Items]
Fair value of the identifiable net assets	259,082
Derivative assets | Orange Life Insurance Co., Ltd.
Fair values of assets acquired and liabilities assumed as of acquisition date [Line Items]
Fair value of the identifiable net assets	13,934
Property and equipment | Orange Life Insurance Co., Ltd.
Fair values of assets acquired and liabilities assumed as of acquisition date [Line Items]
Fair value of the identifiable net assets	35,489
Property and equipment | Asia Trust Co., Ltd.
Fair values of assets acquired and liabilities assumed as of acquisition date [Line Items]
Fair value of the identifiable net assets	662
Property and equipment | Shinhan Vietnam Finance Company Limited
Fair values of assets acquired and liabilities assumed as of acquisition date [Line Items]
Fair value of the identifiable net assets	4,163
Intangible assets | Orange Life Insurance Co., Ltd.
Fair values of assets acquired and liabilities assumed as of acquisition date [Line Items]
Fair value of the identifiable net assets	38,475
Intangible assets | Asia Trust Co., Ltd.
Fair values of assets acquired and liabilities assumed as of acquisition date [Line Items]
Fair value of the identifiable net assets	40,649
Intangible assets | Shinhan Vietnam Finance Company Limited
Fair values of assets acquired and liabilities assumed as of acquisition date [Line Items]
Fair value of the identifiable net assets	5,629
Investment property | Asia Trust Co., Ltd.
Fair values of assets acquired and liabilities assumed as of acquisition date [Line Items]
Fair value of the identifiable net assets	13,567
Other assets | Orange Life Insurance Co., Ltd.
Fair values of assets acquired and liabilities assumed as of acquisition date [Line Items]
Fair value of the identifiable net assets	5,847,621
Other assets | Asia Trust Co., Ltd.
Fair values of assets acquired and liabilities assumed as of acquisition date [Line Items]
Fair value of the identifiable net assets	13,367
Other assets | Shinhan Vietnam Finance Company Limited
Fair values of assets acquired and liabilities assumed as of acquisition date [Line Items]
Fair value of the identifiable net assets	12,258
Liabilities | Orange Life Insurance Co., Ltd.
Fair values of assets acquired and liabilities assumed as of acquisition date [Line Items]
Fair value of the identifiable net assets	(30,289,766)
Liabilities | Asia Trust Co., Ltd.
Fair values of assets acquired and liabilities assumed as of acquisition date [Line Items]
Fair value of the identifiable net assets	(44,571)
Liabilities | Shinhan Vietnam Finance Company Limited
Fair values of assets acquired and liabilities assumed as of acquisition date [Line Items]
Fair value of the identifiable net assets	(230,361)
Deposits | Shinhan Vietnam Finance Company Limited
Fair values of assets acquired and liabilities assumed as of acquisition date [Line Items]
Fair value of the identifiable net assets	(211,325)
Liabilities under insurance contracts | Orange Life Insurance Co., Ltd.
Fair values of assets acquired and liabilities assumed as of acquisition date [Line Items]
Fair value of the identifiable net assets	(24,187,474)
Derivative liabilities | Orange Life Insurance Co., Ltd.
Fair values of assets acquired and liabilities assumed as of acquisition date [Line Items]
Fair value of the identifiable net assets	(3,991)
Other liabilities | Orange Life Insurance Co., Ltd.
Fair values of assets acquired and liabilities assumed as of acquisition date [Line Items]
Fair value of the identifiable net assets	(6,098,301)
Other liabilities | Asia Trust Co., Ltd.
Fair values of assets acquired and liabilities assumed as of acquisition date [Line Items]
Fair value of the identifiable net assets	(44,571)
Other liabilities | Shinhan Vietnam Finance Company Limited
Fair values of assets acquired and liabilities assumed as of acquisition date [Line Items]
Fair value of the identifiable net assets	₩ (19,036)